Contingent liabilities	12 Months Ended
Dec. 31, 2017
Contingent liabilities
Contingent liabilities

15.    Contingent liabilities

On February 28, 2018, the Group’s board of directors awarded Dr. Lumsden a cash bonus of $127,500 for his performance and contributions during 2017.  A portion, or $42,500, of the cash bonus is contingent upon achieving certain operational milestones in 2018.  Dr. Lumsden received a separate supplemental bonus of $50,000 that is also contingent upon operational milestones in the first half of 2018.  Dr. Huang was awarded a cash bonus of $142,000 for his performance and contributions in 2017.  A portion, or $42,000, of the cash bonus is contingent upon achieving certain operational milestones in 2018.